united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 1178

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 11/30/14

Item 1. Reports to Stockholders.

Longboard Managed Futures Strategy Fund

Class A Shares (Symbol: WAVEX)
Class I Shares (Symbol: WAVIX)

Semi-Annual Report

November 30, 2014

Distributed by Northern Lights Distributors, LLC
Member FINRA

Longboard Managed Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

November 30, 2014

The Fund’s performance figures* for the periods ended November 30, 2014, as compared to its benchmark:

			Inception** -	Inception*** -
	Six Months	One Year	November 30, 2014	November 30, 2014
Longboard Managed Futures Strategy Fund - Class A***	11.32%	14.77%	N/A	5.40%
Longboard Managed Futures Strategy Fund - Class A with load***	4.96%	8.16%	N/A	1.77%
Longboard Managed Futures Strategy Fund - Class I **	11.47%	15.03%	5.28%	N/A
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%	0.05%	0.08%	0.05%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annualized operating expenses are 3.25% for Class A and 3.00% for Class I shares per the September 29, 2014, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-294-7540.

**	Inception date for Class I is June 27, 2012.

***	Inception date for Class A is March 22, 2013.

The Bank of America Merrill Lynch 3-month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months.

The Fund’s Top Asset Classes are as follows:

Holdings by Asset Class	% of Net Assets
U.S. Treasury	30.9%
Commercial Paper Investments:
Oil & Gas	2.8%
Pipelines	5.6%
Futures Contracts	4.3%
Forward Foreign Currency Exchange Contracts	4.3%
Purchased Options	0.0	% (1)
Other, Cash & Cash Equivalents	52.1%
	100.0%

(1)	Amount represents less than 0.005%.

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Portfolio’s holdings.

1

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2014

Principal ($)		Fair Value
	SHORT-TERM INVESTMENTS - 39.3%
	COMMERCIAL PAPER - 8.4%
	Oil & GAS - 2.8%
4,000,000	Noble Corp., 0.00%, 12/1/2014, 144A	$3,999,922

	PIPELINES - 5.6%
4,000,000	Enbridge Energy Partners LP, 0.35%, 12/18/2014, 144A	3,999,113
4,000,000	Plains All American Pipeline, 0.40%, 12/12/2014, 144A	3,999,465
		7,998,578

	TOTAL COMMERCIAL PAPER (Cost $11,998,500)	11,998,500

	U.S. TREASURY - 30.9%
3,000,000	United States Treasury Bill due 12/4/2014, 0.035% ^	2,999,992
11,000,000	United States Treasury Bill due 12/26/2014, 0.060% ^	10,999,918
10,000,000	United States Treasury Bill due 4/30/2015, 0.055% ^	9,998,100
20,000,000	United States Treasury Bill due 5/28/2015, 0.070% ^	19,993,750
	TOTAL U.S. TREASURY (Cost $43,991,760)	43,991,760

	TOTAL SHORT-TERM INVESTMENTS (Cost $55,990,260)	55,990,260

See accompanying notes to consolidated financial statements.

2

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2014

No. of Contracts		Fair Value
	PURCHASED CALL OPTIONS * - 0.0%
101	Wheat Future +
	Expiration March 2015, Exercise Price $770.00	$3,156

	PURCHASED PUT OPTIONS * - 0.0%
139	Euro BOBL Future
	Expiration March 2015, Exercise Price $126.75	866
53	Euro-Bund Future
	Expiration March 2015, Exercise Price $142.00	660
918	Euro Schatz
	Expiration March 2015, Exercise Price $110.50	5,719
63	Live Cattle +
	Expiration December 2014, Exercise Price $132.00	315
67	Live Cattle +
	Expiration February 2015, Exercise Price $130.00	2,680
166	US 10 Year
	Expiration March 2015, Exercise Price $112.50	2,594
226	US 5 Year Note (CBT)
	Expiration March 2015, Exercise Price $113.25	1,766
764	US 2 Year Treasury Note
	Expiration March 2015, Exercise Price $108.00	11,938
71	US Bond
	Expiration March 2015, Exercise Price $122.00	2,219
45	US Ultra Bond
	Expiration March 2015, Exercise Price $130.00	703

	TOTAL PURCHASED OPTIONS (Cost $56,526)	32,616

	TOTAL INVESTMENTS - 39.3% (Cost $56,046,786) (a)	$56,022,876
	OTHER ASSETS LESS LIABILITIES - 60.7%	86,521,566
	NET ASSETS - 100.0%	$142,544,442

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $56,046,786 and differs from market value by net unrealized appreciation (depreciation) of securities (excluding futures) as follows:

Unrealized Appreciation:	$1,304
Unrealized Depreciation:	(25,214)
Net Unrealized Depreciation:	$(23,910)

+	All or a portion of this investment is a holding of Longboard Fund Limited.

^	Interest rate represents discount rate at time of purchase.

*	Non-Income producing securities.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At November 30, 2014 securities amounted to $11,998,500 or 8.4% of net assets.

See accompanying notes to consolidated financial statements.

3

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
November 30, 2014

Open Long
Future			Underlying Face	Unrealized Gain/
Contracts	Description	Expiration	Amount at Value	(Loss)
764	2 Year Bond	Mar-15	$167,422,960	$214,856
831	3 Mo Euro Euribor	Dec-14	258,623,820	103,543
938	3 Mo Sterling (Short Sterling)	Jun-15	182,336,648	159,632
717	3 YR AUD Government Bond	Dec-14	181,128,498	793,158
126	10 YR AUD Government Bond	Dec-14	99,564,221	554,501
101	10 YR Mini JBG	Dec-14	12,503,800	106,328
969	90 Day Euro$ Future	Dec-15	240,433,125	341,512
77	AEX Index	Dec-14	8,174,258	25,904
93	Cocoa Future +	Mar-15	2,760,592	(80,754)
39	Coffee +	Mar-15	2,741,456	(44,606)
129	DJIA Index Future Mini	Dec-14	11,488,740	322,415
337	EU Carbon Dioxide Emissions +	Dec-15	2,997,952	17,083
139	Euro BOBL Future	Mar-15	22,445,998	18,989
53	Euro Bund Future	Mar-15	10,149,394	68,555
29	Euro Buxl Future	Dec-14	5,419,375	292,960
918	Euro Schatz	Mar-15	126,890,550	(17,157)
26	Feeder Cattle +	Jan-15	3,003,975	14,188
80	H-Shares Index Futures	Dec-14	5,757,684	188,777
61	Hang Seng Index Future	Dec-14	9,430,963	31,069
67	Live Cattle +	Feb-15	4,535,230	(47,920)
23	LME Nickel Future +	Dec-14	2,240,016	(295,716)
61	LME Zinc Future +	Dec-14	3,372,156	(115,788)
148	MSCI Taiwan Index	Dec-14	5,082,320	37,000
74	Nasdaq 100 E-Mini	Dec-14	6,420,610	441,064
388	Nikkei 225 Mini	Dec-14	5,705,385	136,007
452	OMXS30 Index	Dec-14	8,893,868	198,560
173	Robusta Coffee Future (10) +	Jan-15	3,588,020	(153,220)
63	S&P E-Mini Future	Dec-14	6,508,688	249,983
62	S&P Midcap 400 Emini	Dec-14	8,932,960	(2,010)
36	S&P/TSX 60 IX	Dec-14	5,438,333	(138,558)
263	SGX CNX Nifty Index	Dec-14	4,537,013	13,676
823	SGX FTSE China A50	Dec-14	6,979,040	500,385
968	Three Month Euro Swiss Franc	Mar-15	251,237,140	44,087
289	TOCOM Gold +	Oct-15	10,944,430	17,199
54	TOPIX Index Future	Dec-14	6,418,440	142,075
166	US 10 Year Future	Mar-15	21,089,802	210,098
226	US 5YR NOTE (CBT)	Mar-15	27,005,192	167,737
71	US Long Bond Future	Mar-15	10,126,375	174,141
45	US Ultra Bond	Mar-15	7,236,585	163,125
	Net Unrealized Gain from Open Long Futures Contracts			$4,852,878

+	All or a portion of this investment is a holding of the Longboard Fund Limited.

See accompanying notes to consolidated financial statements.

4

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
November 30, 2014

Open Short
Future			Underlying Face	Unrealized Gain/
Contracts	Description	Expiration	Amount at Value	(Loss)
23	Brent Crude Future +	Jan-15	$1,613,450	$289,800
278	Bursa Crude Palm Oil +	Feb-15	4,461,872	112,985
553	Canola +	Jan-15	4,122,184	(110,066)
94	CBOE VIX Future +	Dec-14	1,395,900	(28,200)
99	Corn Future +	Mar-15	1,924,313	34,650
68	Cotton +	Mar-15	2,042,720	62,030
67	Frozen Concentrated OJ +	Jan-15	1,495,943	(244,777)
21	Gas Oil Future +	Jan-15	1,373,925	115,500
31	Gasoline RBOB +	Jan-15	2,379,535	328,772
58	Gold +	Feb-15	6,817,900	118,320
37	Heating Oil Future +	Jan-15	3,358,505	310,174
23	LME Nickel Future +	Dec-14	2,240,016	(204,533)
212	LME Lead Future +	Dec-14	86,034,900	247,424
39	LME Tin Futures +	Dec-14	3,954,698	(159,933)
286	Milling Wheat (London) +	Jan-15	3,282,937	(340,251)
51	Platinum Future +	Jan-15	3,088,815	258,520
97	Red Wheat Future +	Mar-15	2,988,813	(234,200)
42	Rough Rice Futures +	Jan-15	1,036,140	19,020
35	Silver+	Mar-15	2,722,300	184,100
191	Soybean Oil Future +	Jan-15	3,700,434	(9,060)
105	TOCOM Gasoline Future +	May-15	3,034,889	267,692
94	TOCOM Kerosene Future +	May-15	2,543,870	309,501
243	TOCOM Platinum +	Aug-15	4,751,622	(254,281)
128	TOCOM Rubber +	Apr-15	1,074,560	(31,284)
101	Wheat Future +	Mar-15	2,921,425	(157,162)
115	Wheat Future (KCB) +	Mar-15	3,680,000	(231,450)
244	White Sugar +	Mar-15	4,964,180	175,545
134	World Sugar #11 +	Mar-15	2,339,747	150,707
29	WTI Crude Future +	Jan-15	1,918,350	237,800
	Net Unrealized Gain from Open Short Futures Contracts			$1,217,343

	Net Unrealized Gain from Open Futures Contracts			$6,070,221

See accompanying notes to consolidated financial statements.

5

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
November 30, 2014

Settlement	Currency Units to					Unrealized Gain/
Date	Receive/Deliver		In Exchange For		U.S. $ Value	(Loss)
To Buy:
12/17/2014	10,000,000	AUD	968,800,000	JPY	$8,520,828	$(756,172)
12/17/2014	1,200,000	AUD	118,614,000	JPY	1,022,499	(14,181)
12/17/2014	1,200,000	AUD	112,608,000	JPY	1,022,499	(27,141)
12/16/2014	15,000,000	BRL	6,554,798	USD	5,797,209	(757,589)
12/17/2014	14,300,000	CAD	1,393,821,000	JPY	12,526,239	(456,057)
12/17/2014	1,200,000	CAD	117,756,000	JPY	1,051,153	(24,309)
12/17/2014	1,200,000	CAD	115,152,000	JPY	1,051,153	(16,083)
12/17/2014	16,000,000	CHF	1,890,560,000	JPY	16,601,708	(80,599)
12/17/2014	5,600,000	EUR	4,388,720	GBP	6,978,076	(126,084)
12/17/2014	13,500,000	EUR	1,938,303,000	JPY	16,822,148	36,248
12/17/2014	9,307,350	GBP	11,700,000	EUR	14,570,485	(535,344)
12/17/2014	630,376	GBP	800,000	EUR	986,842	(23,651)
12/17/2014	5,600,000	GBP	974,960,000	JPY	8,766,697	(322,103)
12/17/2014	650,000	GBP	114,652,200	JPY	1,017,563	(30,107)
12/17/2014	7,300,000	GBP	1,328,746,000	JPY	11,428,015	(235,195)
12/17/2014	1,054,218,750	JPY	6,250,000	GBP	8,886,966	(1,050,057)
12/17/2014	814,520,000	JPY	8,000,000	CAD	6,866,327	(168,739)
12/17/2014	986,280,000	JPY	8,000,000	CHF	8,314,248	(34,152)
12/17/2014	750,000,000	JPY	6,842,629	USD	6,322,430	(520,199)
12/17/2014	46,085,900	NOK	7,000,000	USD	6,573,792	(426,208)
12/17/2014	8,700,000	NZD	7,094,850	USD	6,816,059	(278,791)
12/16/2014	140,000,000	RUB	3,238,492	USD	2,809,653	(428,839)
12/17/2014	49,927,500	SEK	7,000,000	USD	6,707,251	(292,749)
12/16/2014	5,968,486	USD	15,000,000	BRL	5,797,209	171,277
12/16/2014	6,062,137	USD	240,000,000	RUB	4,816,548	1,245,589
12/16/2014	973,307	USD	40,000,000	RUB	802,758	170,549
12/17/2014	9,753,150	USD	11,500,000	AUD	9,798,953	(45,803)
12/17/2014	5,973,932	USD	6,600,000	CAD	5,781,341	192,591
12/17/2014	6,917,617	USD	7,700,000	CAD	6,744,898	172,719
12/17/2014	1,062,229	USD	1,200,000	CAD	1,051,153	11,076
12/17/2014	1,058,201	USD	1,200,000	CAD	1,051,153	7,048
12/17/2014	1,000,000	USD	22,214,000	CZK	1,001,638	(1,638)
12/17/2014	9,700,000	USD	206,881,600	CZK	9,328,369	371,631
12/17/2014	1,300,000	USD	28,100,800	CZK	1,267,076	32,924
12/17/2014	8,995,000	USD	7,000,000	EUR	8,722,595	272,405
12/17/2014	1,274,700	USD	1,000,000	EUR	1,246,085	28,615
12/17/2014	13,023,104	USD	1,395,100,000	JPY	11,760,563	1,262,541
12/17/2014	1,003,558	USD	110,000,000	JPY	927,290	76,268
12/17/2014	997,967	USD	108,000,000	JPY	910,430	87,537
12/17/2014	6,986,535	USD	8,700,000	NZD	6,816,058	170,477
12/17/2014	15,000,000	USD	95,595,000	NOK	13,635,877	1,364,123

See accompanying notes to consolidated financial statements.

6

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
November 30, 2014

Settlement	Currency Units to					Unrealized Gain/
Date	Receive/Deliver		In Exchange For		U.S. $ Value	(Loss)
To Buy:
12/17/2014	1,000,000	USD	6,483,000	NOK	$924,749	$75,251
12/17/2014	7,348,402	USD	25,000,000	PLN	7,446,061	(97,659)
12/17/2014	13,500,000	USD	96,090,300	SEK	12,908,754	591,247
12/17/2014	1,000,000	USD	7,218,600	SEK	969,745	30,255
12/17/2014	7,237,386	USD	7,000,000	CHF	7,263,247	(25,861)
12/17/2014	1,047,998	USD	1,000,000	CHF	1,037,607	10,392

To Sell:
12/17/2014	8,000,000	CAD	814,520,000	JPY	7,007,686	45,122
12/17/2014	8,000,000	CHF	986,280,000	JPY	8,300,854	49,005
12/17/2014	11,700,000	EUR	9,307,350	GBP	14,759,195	559,436
12/17/2014	800,000	EUR	630,376	GBP	996,868	15,132
12/17/2014	4,388,720	GBP	5,600,000	EUR	6,870,460	257,699
12/17/2014	6,250,000	GBP	1,054,218,750	JPY	9,784,260	223,240
12/17/2014	968,800,000	JPY	10,000,000	AUD	8,166,893	1,050,117
12/17/2014	112,608,000	JPY	1,200,000	AUD	949,275	99,607
12/17/2014	118,614,000	JPY	1,200,000	AUD	999,905	34,580
12/17/2014	974,960,000	JPY	5,600,000	GBP	8,218,822	906,600
12/17/2014	114,652,200	JPY	650,000	GBP	966,507	90,390
12/17/2014	1,328,746,000	JPY	7,300,000	GBP	11,201,205	442,206
12/17/2014	1,393,821,000	JPY	14,300,000	CAD	11,749,781	1,296,092
12/17/2014	117,756,000	JPY	1,200,000	CAD	992,672	84,397
12/17/2014	115,152,000	JPY	1,200,000	CAD	970,721	94,318
12/17/2014	1,938,303,000	JPY	13,500,000	EUR	16,339,715	551,816
12/17/2014	1,890,560,000	JPY	16,000,000	CHF	15,937,244	747,603
	Net Unrealized Gain on Forward Foreign Currency Exchange Contracts:					$6,152,813

See accompanying notes to consolidated financial statements.

7

Longboard Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2014

ASSETS
Investment securities:
At cost	$56,046,786
At fair value	$56,022,876
Cash	48,800,641
Cash Deposits with Broker	26,334,143
Receivable for Fund shares sold	89,340
Prepaid expenses and other assets	9,223
Net unrealized appreciation from open futures contracts	6,070,221
Net unrealized appreciation on foreign exchange contracts	6,152,813
Interest receivable	187
TOTAL ASSETS	143,479,444

LIABILITIES
Investment advisory fees payable	313,579
Payable for Fund shares redeemed	551,164
Payable for investments purchased	67,351
Distribution (12b-1) fees payable	1,708
Options purchased	938
Accrued expenses and other liabilities	262
TOTAL LIABILITIES	935,002
NET ASSETS	$142,544,442

Net Assets Consist Of:
Paid in capital	$127,227,513
Accumulated Undistributed net investment income	180,601
Accumulated net realized gain from security transactions, option contracts, futures contracts and foreign currency exchange contracts	2,893,156
Net unrealized appreciation of investments, options contracts, futures contracts and foreign currency exchange contracts	12,243,172
NET ASSETS	$142,544,442

Net Asset Value Per Share:
Class A Shares:
Net Assets	$9,576,937
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	854,434
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$11.21

Maximum offering price per share (maximum sales charge of 5.75%)	$11.89

Class I Shares:
Net Assets	$132,967,505
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,800,468
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$11.27

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

See accompanying notes to consolidated financial statements.

8

Longboard Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2014

INVESTMENT INCOME
Interest	$50,974
TOTAL INVESTMENT INCOME	50,974

EXPENSES
Investment advisory fees	1,665,651
Distribution (12b-1) fees: Class A	12,927
TOTAL EXPENSES	1,678,578
NET INVESTMENT LOSS	(1,627,604)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Futures contracts	4,295,268
Foreign currency transactions	(984,262)
Options contracts purchased	(109,500)
3,201,506
Net change in unrealized appreciation (depreciation) of:
Futures contracts	4,057,801
Foreign currency transactions	8,003,122
Options contracts purchased	(2,215)
12,058,708
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	15,260,214
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,632,610

See accompanying notes to consolidated financial statements.

9

Longboard Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014
FROM OPERATIONS
Net investment loss	$(1,627,604)	$(1,720,533)
Net realized gain (loss) from security transactions, futures contracts and foreign currency transactions	3,201,506	4,170,214
Net change in unrealized appreciation (depreciation) of security transactions option contracts, futures contacts and foreign currency translations	12,058,708	194,549
Net increase (decrease) in net assets resulting from operations	13,632,610	2,644,230

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	—	(21,293)
Class I	—	(314,329)
Net decrease in net assets from distributions to shareholders	—	(335,622)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,770,384	12,072,656
Class I	54,208,193	58,007,462
Net asset value of shares issued in reinvestment of distributions:
Class A	—	19,746
Class I	—	253,405
Redemption fee proceeds:
Class A	338	38
Class I	3,094	3,225
Payments for shares redeemed:
Class A	(9,698,110)	(998,951)
Class I	(13,622,145)	(16,489,781)
Net increase in net assets from shares of beneficial interest	37,661,754	52,867,800

TOTAL INCREASE IN NET ASSETS	51,294,364	55,176,408

NET ASSETS
Beginning of Period	91,250,078	36,073,670
End of Period*	$142,544,442	$91,250,078
*Includes accumulated undistributed net investment income of:	$180,601	$1,808,205

See accompanying notes to consolidated financial statements.

10

Longboard Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014
SHARE ACTIVITY
Class A:
Shares Sold	662,848	1,234,902
Shares Reinvested	—	1,973
Shares Redeemed	(950,212)	(102,614)
Net increase (decrease) in shares of beneficial interest outstanding	(287,364)	1,134,261

Class I:
Shares Sold	5,226,448	5,972,358
Shares Reinvested	—	25,240
Shares Redeemed	(1,311,136)	(1,708,534)
Net increase in shares of beneficial interest outstanding	3,915,312	4,289,064

See accompanying notes to consolidated financial statements.

11

Longboard Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the		Period Ended
	November 30,		Year Ended		May 31,
	2014		May 31, 2014		2013 (1)
Class A	(Unaudited)
Net asset value, beginning of period	$10.07		$10.00		$10.31

Activity from investment operations:
Net investment loss (2)	(0.16)		(0.31)		(0.06)
Net realized and unrealized gain (loss) on investments	1.30		0.43		(0.25)
Total from investment operations	1.14		0.12		(0.31)

Less distributions from:
Net realized gains	—		(0.05)		—
Total distributions	—		(0.05)		—

Paid-in-Capital From Redemption Fees (3)	0.00		0.00		0.00

Net asset value, end of period	$11.21		$10.07		$10.00

Total return (4)	11.32%		1.24%		(3.01)%

Net assets, at end of period (000s)	$9,577		$11,500		$75

Ratio of net expenses to average net assets	3.24	% (5)	3.24%		3.24	% (5)
Ratio of net investment loss to average net assets	(3.15	)% (5)	(3.14)%		(3.06	)% (5)

Portfolio Turnover Rate	0	% (6)(7)	0	% (7)	0	% (6)(7)

(1)	The Longboard Managed Futures Strategy Fund’s Class A shares commenced operations March 22, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amounts represents less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Not annualized.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover rate calculation.

See accompanying notes to consolidated financial statements.

12

Longboard Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the		Period Ended
	November 30,		Year Ended		May 31,
	2014		May 31, 2014		2013 (1)
Class I	(Unaudited)
Net asset value, beginning of period	$10.11		$10.01		$10.00

Activity from investment operations:
Net investment loss (2)	(0.14)		(0.28)		(0.26)
Net realized and unrealized gain (loss) on investments	1.30		0.43		0.27
Total from investment operations	1.16		0.15		0.01

Less distributions from:
Net realized gains	—		(0.05)		—
Total distributions	—		(0.05)		—

Paid-in-Capital From Redemption Fees (3)	0.00		0.00		0.00

Net asset value, end of period	$11.27		$10.11		$10.01

Total return (4)	11.47%		1.54%		0.10%

Net assets, at end of period (000s)	$132,968		$79,750		$35,998

Ratio of net expenses to average net assets	2.99	% (5)	2.99%		2.99	% (5)
Ratio of net investment loss to average net assets	(2.90	)% (5)	(2.84)%		(2.82	)% (5)

Portfolio Turnover Rate	0	% (6)(7)	0	% (7)	0	% (6)(7)

(1)	The Longboard Managed Futures Strategy Fund’s Class I shares commenced operations June 27, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amounts represents less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Not annualized.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover rate calculation.

See accompanying notes to consolidated financial statements.

13

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

November 30, 2014

1.	ORGANIZATION

The Longboard Managed Futures Strategy Fund (the “Fund”) is a non-diversified series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks positive absolute returns. The Fund commenced operations on June 27, 2012.

The Fund currently offers two classes of shares, Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at net asset value without an initial sales charge. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a

14

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2014

settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, including commercial paper investments, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of

15

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2014

the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Forward Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign exchange contracts in the consolidated statement of operations.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin

16

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2014

deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.

When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

17

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of November 30, 2014 for the Fund’s assets and liabilities measured at fair value on a recurring basis:

Assets *	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$11,998,500	$—	$11,998,500
US Treasury	—	43,991,760	—	43,991,760
Purchased Call Options	3,156	—	—	3,156
Purchased Put Options	29,460	—	—	29,460
Open Future Contracts	6,070,221	—	—	6,070,221
Forward Foreign Currency Exchange Contracts	—	6,152,813	—	6,152,813
Total	$6,102,837	$62,143,073	$—	$68,245,910

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

18

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2014

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset derivative available for offset under a master netting arrangement net of collateral pledged as of November 30, 2014.

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received		Net Amount
Future Contracts	$ 8,971,147	$ (2,900,926)	$ 6,070,221	$ -	$ 6,070,221	(1)	$ -
Forward Foreign Currency Contracts	$12,928,123	$ (6,775,310)	$ 6,152,813	$ -	$ 6,152,813		$ -
Total	$21,899,270	$ (9,676,236)	$ 12,223,034	$ -	$ 12,223,034		$ -

(1)	Any over-collateralization of total financial instruments is not shown.

Consolidation of Subsidiary – Longboard Fund Limited (LFL) – The Consolidated Financial Statements of the Fund include the accounts of LFL, which is a wholly-owned and controlled foreign subsidiary. The Fund generally consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies. A summary of the Funds’ investments in the LFL is as follows:

	Inception Date of	LFL Total Assets at	% Of Total Assets at
	LFL	November 30, 2014	November 30, 2014
LFL	8/15/2012	$16,458,185	11.55%

19

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2014

For tax purposes, LFL is an exempted Cayman investment company. LFL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, LFL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, LFL’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk - Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

20

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2014

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities:

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities for the six months ended November 30, 2014:

	Asset Derivatives		Liability Derivatives

Contract Type/	Consolidated Statement of Assets		Consolidated Statement of Assets
Primary Risk Exposure	and Liabilities Location	Fair Value	and Liabilities Location	Fair Value

Equity Contracts:	Net Unrealized Appreciation from open futures contracts	$2,286,915	Net Unrealized Depreciation from open futures contracts	$168,768

Commodity contracts:	Net Unrealized Appreciation from open future contracts	3,271,010	Net Unrealized Depreciation from open futures contracts	2,715,001

Interest rate contracts:	Net Unrealized Appreciation from open future contracts	3,413,222	Net Unrealized Depreciation from open futures contracts	17,157

Foreign exchange contracts:	Net Unrealized Appreciation from forward foreign currency exchange contracts	12,928,123	Net Unrealized Depreciation from forward foreign currency exchange contracts	6,775,310

		$21,899,270		$9,676,236

21

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2014

Impact of Derivatives on the Consolidated Statement of Operations:

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended November 30, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from option contracts purchased, foreign currency transactions, futures contracts
Net change in unrealized appreciation/depreciation from options contracts purchased, futures contracts, foreign currency transactions

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure serve as indicators of the volume of derivative activity for the Fund for the six months ended November 30, 2014:

Net Change in Unrealized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations

					Total for the
				Interest	Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Rate	November 30, 2014
Futures Contracts	$256,656	$—	$704,580	$3,096,565	$4,057,801
Foreign Currency Transactions	—	8,003,122	—	—	8,003,122
Options Contracts Purchased	2,406			(4,621)	(2,215)
	$259,062	$8,003,122	$704,580	$3,091,944	$12,058,708

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations

					Total for the
				Interest	Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Rate	November 30, 2014
Futures Contracts	$4,314,267	$—	$(3,264,029)	$3,245,029	$4,295,268
Foreign Currency Exchange Contracts	—	(984,262)	—	—	(984,262)
Purchased Options	(16,737)	—	—	(92,763)	(109,500)
	$4,297,530	$(984,262)	$(3,264,029)	$3,152,266	$3,201,506

22

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2014

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year 2013 or expected to be taken in the Fund’s 201 4 and 2015 tax returns. The Fund has identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

23

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2014

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $0 and $0, respectively. All investments held by the Fund throughout the year had maturities or settlement dates of less than one year from the time they were acquired and are considered short term investments.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Longboard Asset Management, LLC (the “Fund Manager”) serves as the Fund’s Investment Adviser (the “Adviser”). The Adviser has engaged Horizon Cash Management, LLC as the sub-adviser to the Fund. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities. On November 10, 2014, Horizon Cash Management LLC (“Horizon”), the sub-adviser for the fixed income strategy portion of the Fund’s portfolio, provided notice of its intent to cease operations. Accordingly, effective as of November 21, 2014, Horizon no longer served as sub-adviser to the Fund and no longer managed the Fund’s fixed income portfolio. As of that date, the Fund’s Adviser, Longboard Asset Management, LLC, manages the Fund’s entire portfolio, including the fixed income portfolio.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the Investment Advisory fee) for the services and facilities it provides at the annual rate of 2.99% of the Fund’s average daily net assets. The unitary management fee is paid on a monthly basis. During the six months ended November 30, 2014, the Adviser earned Advisory fees of $1,665,651.

24

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2014

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, sub-adviser, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. The Distributor is an affiliate of GFS. For the six months ended November 30, 2014, the Distributor received $65,904 in underwriting commissions for sales of Class A shares, of which $7,631 was retained by the principal underwriter or other affiliated broker-dealers. These are not expenses to the Fund, rather, a charge to share sale proceeds.

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended November 30, 2014, the Fund assessed $3,432 in redemption fees.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the year ended May 31, 2014 and the period May 31, 2013 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	May 31, 2014	May 31, 2013
Ordinary Income	$—	$—
Long-Term Capital Gain	335,622	—
Return of Capital	—
	$335,622	$—

25

Longboard Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2014

As of May 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$598,397	$1,404,357	$—	$(560,563)	$—	$242,128	$1,684,319

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized gain (loss) and accumulated net investment income (loss) is primarily attributable to tax adjustments for the Fund’s wholly owned subsidiary and the mark-to-market on open futures and forwards contracts.

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses, and realized gains from foreign currency transactions and short-term capital gains, resulted in reclassification for the tax year ended May 31, 2014 for the Fund as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$3,298,471	$(3,298,471)

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

26

Longboard Managed Futures Strategy Fund
EXPENSE EXAMPLES (Unaudited)
November 30, 2014

As a shareholder of Longboard Managed Futures Strategy Fund, you incur the ongoing costs of Investment advisory fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period presented below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expense Paid	Expense Ratio
	Value	Value	During Period	During Period**
	6/1/14	11/30/14	6/1/14 - 11/30/14	6/1/14 - 11/30/14
Actual
Longboard Managed Futures Strategy Fund - Class A*	$1,000.00	$1,117.60	$17.15	3.24%
Longboard Managed Futures Strategy Fund - Class I*	$1,000.00	$1,119.20	$15.88	2.99%
Hypothetical
(5% return before expenses)
Longboard Managed Futures Strategy Fund - Class A*	$1,000.00	$1,008.87	$16.27	3.24%
Longboard Managed Futures Strategy Fund - Class I*	$1,000.00	$1,010.08	$15.07	2.99%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Annualized.

27

Longboard Managed Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2014

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 24 and 25, 2014, the Board, including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement between the Trust, on behalf of the Longboard Managed Futures Strategy Fund (“Longboard Managed Futures”), and Longboard Asset Management, LLC (“Longboard Asset Management”) (“Longboard Advisory Agreement”). The Board further considered the renewal of the sub-advisory agreement between Longboard Asset Management and Horizon Cash Management, LLC (“Horizon”) (“Longboard Sub-advisory Agreement”) with respect Longboard Managed Futures.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Longboard Advisory Agreement and the Longboard Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Longboard Advisory Agreement and the Longboard Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Longboard Advisory Agreement and the Longboard Sub-Advisory Agreement and comparative information relating to the advisory fees and other expenses of Longboard Managed Futures. The materials also included due diligence materials relating to Longboard Asset Management and Horizon (including due diligence questionnaires completed by Longboard Asset Management and Horizon, Longboard Asset Management’s and Horizon’s Forms ADV, select financial information of Longboard Asset Management and Horizon, bibliographic information regarding Longboard Asset Management’s and Horizon’s key management and investment advisory personnel, and comparative fee information relating to the Longboard Managed Futures) and other pertinent information. Based on their evaluation of information provided Longboard Asset Management and Horizon, in conjunction with Longboard Managed Futures’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Longboard Advisory Agreement and the Longboard Sub-Advisory Agreement with respect to Longboard Managed Futures.

At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

28

Longboard Managed Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2014

In considering the renewal of the Longboard Advisory Agreement with respect to Longboard Managed Futures and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below with respect to the Meeting. In their deliberations considering the Longboard Advisory Agreement, as appropriate, the Trustees did not identify any one factor as all important, but rather considered these factors collectively, in light of the Fund’s particular circumstances.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Longboard Asset Management related to the proposed renewal of the Longboard Advisory Agreement, including its ADV, a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for Longboard Asset Management, including the team of individuals that primarily monitors and executes the investment process. The Board discussed the extent of its research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representatives of Longboard Asset Management with respect to a series of important questions, including: whether Longboard Asset Management was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Longboard Managed Futures; and whether there are procedures in place to adequately allocate trades among its respective clients. The Board reviewed the description provided on the practices for monitoring compliance with Longboard Managed Futures’ investment limitations, noting that the CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under Longboard Asset Management’s compliance program. The Board then reviewed the capitalization of Longboard Asset Management based on financial information provided by and representations made by a representative of Longboard Asset Management and concluded that Longboard Asset Management was sufficiently well-capitalized, or its control persons had the ability to make additional contributions in order to meet its obligations to Longboard Managed Futures. The Board concluded that Longboard Asset Management had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Longboard Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Longboard Asset Management to Longboard Managed Futures were satisfactory.

Performance. The Board reviewed the performance of Longboard Managed Futures as compared to its peer group, Morningstar category and benchmark for the one year and since inception periods noting that Longboard Managed Futures outperformed its peer group but underperformed its Morningstar and benchmark categories. The Board further discussed the potential causes of Longboard Managed Futures’ relative underperformance including Longboard Asset Management’s explanation that its longer-term approach to portfolio management and maintenance of a more diversified portfolio may have been contributing

29

Longboard Managed Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2014

factors. After further discussion, the Board concluded that overall, Longboard Managed Futures’ past performance was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Longboard Asset Management the Board discussed the comparison of management fees and total operating expense data and reviewed Longboard Asset Management’s advisory and overall expenses compared to a peer group comprised of funds constructed by Longboard Asset Management with similar investment objectives and strategies and of similar size. The Board reviewed the contractual arrangements for Longboard Managed Futures, which stated that Longboard Asset Management has a unitary management fee out of which Longboard Asset Management pays substantially all expenses of Longboard Managed Futures, including the cost of Horizon’s transfer agency, custody, fund administration, legal, audit and other services, but not interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of Longboard Asset Management’s business. The Board also noted that Longboard Asset Management has breakpoints for the unitary management fee so that the fee would decrease at certain fund asset levels. The Board concluded that based on Longboard Asset Management’s experience, expertise and services to Longboard Managed Futures, the advisory fee charged by Longboard Asset Management was reasonable. In addition, the Board considered Longboard Asset Management would be responsible for monitoring Horizon, as sub-adviser to the Fund. In so doing, Longboard Asset Management would commit substantial financial and other resources to the management of Longboard Managed Futures.

Profitability. The Board also considered the level of profits that could be expected to accrue to Longboard Asset Management with respect to Longboard Managed Futures based on profitability reports and analyses reviewed by the Board and the selected financial information of Longboard Asset Management provided by Longboard Asset Management. After review and discussion, the Board concluded that based on the services provided by Longboard Asset Management and the projected growth of Longboard Managed Futures, the fees were reasonable and that anticipated profits from Longboard Asset Management’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which Longboard Managed Futures will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of the Longboard Managed Futures, Longboard Asset Management’s expectations for growth of Longboard Managed Futures, and concluded that any material economies of scale would not be achieved in the near term.

30

Longboard Managed Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2014

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Longboard Sub-Advisory Agreement with Horizon. In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment advisory services to be provided by Horizon, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of Horizon; (iii) the performance history of Horizon for Longboard Managed Futures; and (iv) Horizon’s financial condition, history of operations and ownership structure. In considering the renewal of the Longboard Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services provided by Horizon, the Board noted the experience of the portfolio management and research personnel of Horizon, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of Horizon and reviewed supporting materials. The Board reviewed the presentation materials prepared by Horizon describing their investment process. The Board discussed Horizon’s compliance structure and broker selection process. The Board discussed the capitalization and financial condition of Horizon with a representative of Horizon and, based on that information, concluded that Horizon was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to Longboard Managed Futures. The Board concluded that Horizon had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Longboard Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to the Fund were satisfactory.

Performance. The Board, including the Independent Trustees, considered the performance of Longboard Managed Futures and concluded that performance was satisfactory.

Fees, Expenses. As to the costs of the services to be provided and profits to be realized by Horizon, the Board discussed the sub-advisory fees and considered that Horizon is to be paid by Longboard Asset Management out of its advisory fees and not by Longboard Managed Futures. The Board also believed, based on information that Longboard Asset Management provided that the Longboard Sub-Advisory Agreement had been negotiated at arm’s-length between Longboard Asset Management and Horizon. The Board also noted that Longboard Asset Management has breakpoints for the sub-advisory fee so that the fee paid to the Horizon would decrease at certain fund asset levels. Based on all these factors, the Board concluded that the sub-advisory fees to be paid under the Longboard Sub-Advisory Agreement were reasonable in light of the services to be provided thereunder.

31

Longboard Managed Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2014

Profitability. As to profitability, the Board discussed the total fee previously paid, and expected to be paid to Horizon based on Longboard Managed Futures’ current assets. The Board noted that Horizon receives no other compensation from the Fund or Longboard Asset Management except for the sub-advisory fee earned pursuant to the Longboard Sub-Advisory Agreement. The Board further noted that, because all sub-advisory fees are paid by Longboard Asset Management, the overall advisory fees paid by Longboard Managed Futures are not directly affected by the respective sub-advisory fee. Consequently, the Board did not consider the costs of services provided by Horizon or its profitability to be significant factors.

Economies of Scale. Since the sub-advisory fee is not paid by Longboard Managed Futures, the Board did not consider whether the sub-advisory fee should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

Conclusion: The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Longboard Advisory Agreement and the Longboard Sub-Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Longboard Asset Management and Horizon as the Board believed to be reasonably necessary to evaluate the terms of each of the Longboard Advisory Agreement and the Longboard Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the Longboard Advisory Agreement and Longboard Sub-Advisory Agreement separately, (a) the terms of the Longboard Advisory Agreement (or Longboard Sub-Advisory Agreement) are reasonable; (b) the advisory fee (or sub-advisory fee) is reasonable; and (c) the Longboard Advisory Agreement (or Longboard Sub-Advisory Agreement) is in the best interests of Longboard Managed Futures, and its shareholders. In considering the renewal of each of the Longboard Advisory Agreement and Longboard Sub-Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of each of the Longboard Advisory Agreement and Longboard Sub-Advisory Agreement was in the best interests Longboard Managed Futures and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the Longboard Advisory Agreement and Longboard Sub-Advisory Agreement.

32

Privacy Policy

Rev. April 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603
33

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar Holdings, LLC

●    Gemcom, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.
34

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-294-7540 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-294-7540.

INVESTMENT ADVISOR

Longboard Asset Management, LLC
2355 E Camelback Road, Suite 750
Phoenix, Arizona 85016

ADMINISTRATOR

Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President

Date 2/9/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President

Date 2/9/15

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date 2/9/15